Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 22, 2013	Jun. 30, 2012
DOCUMENT AND ENTITY INFORMATION [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	FFBC
Entity Registrant Name	FIRST FINANCIAL BANCORP /OH/
Entity Central Index Key	0000708955
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		57,906,537
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 906,168,000